Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Changes in the carrying amount of goodwill by operating segment
Goodwill, Beginning Balance	$ 2,838
Goodwill impairment charge	0	$ 0	$ (492)
Goodwill, Ending Balance	2,838			$ 2,937	$ 2,838
International
Goodwill [Line Items]
Goodwill, Gross			358	510	367
Accumulated impairment losses			0	0	0
Changes in the carrying amount of goodwill by operating segment
Goodwill, Beginning Balance	367	358
Purchase price allocation adjustments	7	0
Goodwill acquired during the year	179	1
Goodwill disposed of during the year	0	0
Foreign exchange	(43)	8
Other movements		0
Goodwill, Ending Balance	$ 367	$ 358	$ 358	$ 510	$ 367